                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-94996
                                                                       811-4185
                            THE HUDSON RIVER TRUST

                      SUPPLEMENT DATED DECEMBER 16, 1996
                                      TO
                         PROSPECTUS DATED MAY 1, 1996
                         RELATING TO CLASS IA SHARES

   NEW ADVISORY AGREEMENT. On December 13, 1996, the Board of Trustees ("Trustees") of The Hudson River Trust (the "Trust") approved a new investment advisory agreement ("New Agreement"), which will effectively change the fees paid to Alliance Capital Management L.P. ("Alliance") for management of the various portfolios which comprise the Trust (the "Portfolios"). The implementation of the New Agreement is subject to shareholder approval, and, if so approved, would become effective on or about May 1, 1997.

   Alliance currently serves as the investment adviser to each Portfolio of the Trust under the terms of an investment advisory agreement dated as of July 22, 1993 (the "Current Agreement"). The New Agreement differs from the Current Agreement, as amended, primarily in two respects: (i) the New Agreement provides for a different fee structure that, at current asset levels, results in higher fees for six of the Portfolios and the same or lower fees for the seven other Portfolios and (ii) the New Agreement allows the Trust to contract with third parties and pay them for non-advisory services currently required to be provided by Alliance and its affiliates. It is currently expected that, initially, accounting services would be the only non-advisory services separately contracted for by the Trust and that such accounting services would be rendered at an aggregate annual cost to the Trust of approximately $750,000.

   Under the New Agreement, each Portfolio would pay Alliance a monthly fee at an annual rate calculated as a percentage of each Portfolio's average daily net assets:

                           AVERAGE DAILY NET ASSETS

                                FIRST $750      NEXT $750       NEXT $1       NEXT $2.5
                                 MILLION         MILLION        BILLION        BILLION       THEREAFTER
                             --------------  --------------  ------------  --------------  ------------
INTERNATIONAL PORTFOLIOS
International ..............      0.900%          0.825%         0.800%         0.780%         0.770%
Global .....................      0.675%          0.600%         0.550%         0.530%         0.520%
EQUITY PORTFOLIOS
Aggressive Stock ...........      0.625%          0.575%         0.525%         0.500%         0.475%
Common Stock ...............      0.475%          0.425%         0.375%         0.355%         0.345%*
Growth & Income ............      0.550%          0.525%         0.500%         0.480%         0.470%
ASSET ALLOCATION PORTFOLIOS
Growth Investors ...........      0.550%          0.500%         0.450%         0.425%         0.400%
Balanced ...................      0.450%          0.400%         0.350%         0.325%         0.300%
Conservative Investors  ....      0.475%          0.425%         0.375%         0.350%         0.325%
FIXED INCOME PORTFOLIOS
High Yield .................      0.600%          0.575%         0.550%         0.530%         0.520%
Quality Bond ...............      0.525%          0.500%         0.475%         0.455%         0.445%
Intermediate Govt ..........      0.500%          0.475%         0.450%         0.430%         0.420%
OTHER PORTFOLIOS
Equity Index ...............      0.325%          0.300%         0.275%         0.255%         0.245%
Money Market ...............      0.350%          0.325%         0.300%         0.280%         0.270%

------------

   * On assets in excess of $10 billion, the management fee for the Common Stock Portfolio is reduced to 0.335% of average daily net assets.

   The foregoing supersedes the table contained under the heading "Management of the Trust -- The Investment Adviser" in the Prospectus.

   Under the New Agreement, and based on Portfolio asset levels as of September 30, 1996, (a) annual advisory fees paid by the Global, Aggressive Stock, Common Stock, Growth Investors, Balanced and High Yield Portfolios would increase, (b) annual advisory fees paid by the Conservative Investors, Quality Bond, Equity Index and Money Market Portfolios would decrease and (c) annual advisory fees paid by the International, Growth & Income and Intermediate U.S. Government Securities Portfolios would remain the same. All Portfolios would be expected to bear additional costs for accounting services as described above.

   The table below illustrates the effect that the proposed changes (including the increased cost of accounting services) would have on the Portfolios assuming average net assets at levels equal to assets as of September 30, 1996:

                                                SEPTEMBER 30, 1996
                         --------------------------------------------------------------
                            ASSETS     CURRENT ANNUAL EXPENSES  PROPOSED ANNUAL EXPENSES
                          (MILLIONS)   (AS A PERCENTAGE OF NET  (AS A PERCENTAGE OF NET
NAME OF PORTFOLIO         (UNAUDITED)          ASSETS)                  ASSETS)
-----------------------  -----------  -----------------------  ------------------------
International ..........  $   125.8             0.980%                   0.988%
Global .................      910.8             0.594%                   0.733%
Aggressive Stock .......    3,676.7             0.479%                   0.572%
Common Stock ...........    6,061.1             0.377%                   0.405%
Growth & Income ........      183.0             0.576%                   0.591%
Growth Investors .......    1,203.9             0.558%                   0.573%
Balanced ...............    1,591.8             0.399%                   0.458%
Conservative Investors        275.8             0.588%                   0.525%
High Yield .............      176.2             0.588%                   0.654%
Quality Bond ...........      173.7             0.589%                   0.580%
Intermediate US Govt  ..       83.8             0.562%                   0.586%
Equity Index ...........      346.5             0.385%                   0.372%
Money Market ...........      362.1             0.430%                   0.392%

                            THE HUDSON RIVER TRUST

                      SUPPLEMENT DATED DECEMBER 16, 1996
                                      TO
                         PROSPECTUS DATED MAY 1, 1996
                         RELATING TO CLASS IB SHARES

   NEW ADVISORY AGREEMENT. On December 13, 1996, the Board of Trustees ("Trustees") of The Hudson River Trust (the "Trust") approved a new investment advisory agreement ("New Agreement"), which will effectively change the fees paid to Alliance Capital Management L.P. ("Alliance") for management of the various portfolios which comprise the Trust (the "Portfolios"). The implementation of the New Agreement is subject to shareholder approval, and, if so approved, would become effective on or about May 1, 1997.

   Alliance currently serves as the investment adviser to each Portfolio of the Trust under the terms of an investment advisory agreement dated as of July 22, 1993 (the "Current Agreement"). The New Agreement differs from the Current Agreement, as amended, primarily in two respects: (i) the New Agreement provides for a different fee structure and (ii) the New Agreement allows the Trust to contract with third parties and pay them for non-advisory services currently required to be provided by Alliance and its affiliates. It is currently expected that, initially, accounting services would be the only non-advisory services separately contracted for by the Trust and that such accounting services would be rendered at an aggregate annual cost to the Trust of approximately $750,000.

   Under the New Agreement, each Portfolio available through your Income Manager (Service Mark) variable annuity would pay Alliance a monthly fee at an annual rate calculated as a percentage of each Portfolio's average daily net assets:

                           AVERAGE DAILY NET ASSETS

                      FIRST $750      NEXT $750       NEXT $1       NEXT $2.5
                       MILLION         MILLION        BILLION        BILLION       THEREAFTER
                   --------------  --------------  ------------  --------------  ------------
PORTFOLIOS
Aggressive Stock        0.625%          0.575%         0.525%         0.500%         0.475%
Common Stock .....      0.475%          0.425%         0.375%         0.355%         0.345%*
Growth Investors        0.550%          0.500%         0.450%         0.425%         0.400%
Global ...........      0.675%          0.600%         0.550%         0.530%         0.520%
High Yield .......      0.600%          0.575%         0.550%         0.530%         0.520%
Money Market .....      0.350%          0.325%         0.300%         0.280%         0.270%

------------

   * On assets in excess of $10 billion, the management fee for the Common Stock Portfolio is reduced to 0.335% of average daily net assets.

   The foregoing supersedes the table contained under the heading "Management of the Trust -- The Investment Adviser" in the Prospectus.

   Under the New Agreement, and based on Portfolio asset levels as of September 30, 1996, annual advisory fees paid by the Aggressive Stock, Common Stock, Growth Investors, Global, Balanced and High Yield Portfolios would increase, and annual advisory fees paid by the Money Market Portfolio would decrease. All Portfolios would be expected to bear additional costs for accounting services as described above.

   The table below illustrates the effect that the proposed changes (including the increased cost of accounting services) would have on the Portfolios assuming average net assets at levels equal to assets as of September 30, 1996:

                                          SEPTEMBER 30, 1996
                   --------------------------------------------------------------
                      ASSETS     CURRENT ANNUAL EXPENSES  PROPOSED ANNUAL EXPENSES
                    (MILLIONS)   (AS A PERCENTAGE OF NET  (AS A PERCENTAGE OF NET
NAME OF PORTFOLIO   (UNAUDITED)          ASSETS)                  ASSETS)
-----------------  -----------  -----------------------  ------------------------
Aggressive Stock     $3,676.7             0.729%                   0.822%
Common Stock .....    6,061.1             0.627%                   0.655%
Growth Investors      1,203.9             0.808%                   0.823%
Global ...........      910.8             0.844%                   0.983%
High Yield .......      176.2             0.838%                   0.904%
Money Market .....      362.1             0.680%                   0.642%

                            THE HUDSON RIVER TRUST

                      SUPPLEMENT DATED DECEMBER 16, 1996
                                      TO
                         PROSPECTUS DATED MAY 1, 1996
                         RELATING TO CLASS IA SHARES

   NEW ADVISORY AGREEMENT. On December 13, 1996, the Board of Trustees ("Trustees") of The Hudson River Trust (the "Trust") approved a new investment advisory agreement ("New Agreement"), which will effectively change the fees paid to Alliance Capital Management L.P. ("Alliance") for management of the various portfolios which comprise the Trust (the "Portfolios"). The implementation of the New Agreement is subject to shareholder approval, and, if so approved, would become effective on or about May 1, 1997.

   Alliance currently serves as the investment adviser to each Portfolio of the Trust under the terms of an investment advisory agreement dated as of July 22, 1993 (the "Current Agreement"). The New Agreement differs from the Current Agreement, as amended, primarily in two respects: (i) the New Agreement provides for a different fee structure and (ii) the New Agreement allows the Trust to contract with third parties and pay them for non-advisory services currently required to be provided by Alliance and its affiliates. It is currently expected that, initially, accounting services would be the only non-advisory services separately contracted for by the Trust and that such accounting services would be rendered at an aggregate annual cost to the Trust of approximately $750,000.

   Under the New Agreement, each Portfolio available through your Income Manager (Service Mark) variable annuity would pay Alliance a monthly fee at an annual rate calculated as a percentage of each Portfolio's average daily net assets:

                           AVERAGE DAILY NET ASSETS

                            FIRST $750      NEXT $750       NEXT $1       NEXT $2.5
                             MILLION         MILLION        BILLION        BILLION       THEREAFTER
                         --------------  --------------  ------------  --------------  ------------
International ..........      0.900%          0.825%         0.800%         0.780%         0.770%
Global .................      0.675%          0.600%         0.550%         0.530%         0.520%
Aggressive Stock .......      0.625%          0.575%         0.525%         0.500%         0.475%
Common Stock ...........      0.475%          0.425%         0.375%         0.355%         0.345%*
Growth & Income ........      0.550%          0.525%         0.500%         0.480%         0.470%
Growth Investors .......      0.550%          0.500%         0.450%         0.425%         0.400%
Conservative Investors        0.475%          0.425%         0.375%         0.350%         0.325%
Intermediate Govt ......      0.500%          0.475%         0.450%         0.430%         0.420%
Money Market ...........      0.350%          0.325%         0.300%         0.280%         0.270%

------------

   * On assets in excess of $10 billion, the management fee for the Common Stock Portfolio is reduced to 0.335% of average daily net assets.

   The foregoing supersedes the table contained under the heading "Management of the Trust -- The Investment Adviser" in the Prospectus.

   Under the New Agreement, and based on Portfolio asset levels as of September 30, 1996, (a) annual advisory fees paid by the Global, Aggressive Stock, Common Stock, Growth Investors and Balanced Portfolios would increase,
(b) annual advisory fees paid by the Conservative Investors, and Money Market Portfolios would decrease and (c) annual advisory fees paid by the International, Growth & Income and Intermediate U.S. Government Securities Portfolios would remain the same. All Portfolios would be expected to bear additional costs for accounting services as described above.

   The table below illustrates the effect that the proposed changes (including the increased cost of accounting services) would have on the Portfolios assuming average net assets at levels equal to assets as of September 30, 1996:

                                                SEPTEMBER 30, 1996
                         --------------------------------------------------------------
                            ASSETS     CURRENT ANNUAL EXPENSES  PROPOSED ANNUAL EXPENSES
                          (MILLIONS)   (AS A PERCENTAGE OF NET  (AS A PERCENTAGE OF NET
NAME OF PORTFOLIO         (UNAUDITED)          ASSETS)                  ASSETS)
-----------------------  -----------  -----------------------  ------------------------
International ..........  $   125.8             0.980%                   0.988%
Global .................      910.8             0.594%                   0.733%
Aggressive Stock .......    3,676.7             0.479%                   0.572%
Common Stock ...........    6,061.1             0.377%                   0.405%
Growth & Income ........      183.0             0.576%                   0.591%
Growth Investors .......    1,203.9             0.558%                   0.573%
Conservative Investors        275.8             0.588%                   0.525%
Intermediate US Govt  ..       83.8             0.562%                   0.586%
Money Market ...........      362.1             0.430%                   0.392%

                            THE HUDSON RIVER TRUST

                      SUPPLEMENT DATED DECEMBER 16, 1996
                                      TO
                         PROSPECTUS DATED MAY 1, 1996
                         RELATING TO CLASS IA SHARES

   NEW ADVISORY AGREEMENT. On December 13, 1996, the Board of Trustees ("Trustees") of The Hudson River Trust (the "Trust") approved a new investment advisory agreement ("New Agreement"), which will effectively change the fees paid to Alliance Capital Management L.P. ("Alliance") for management of the various portfolios which comprise the Trust (the "Portfolios"). The implementation of the New Agreement is subject to shareholder approval, and, if so approved, would become effective on or about May 1, 1997.

   Alliance currently serves as the investment adviser to each Portfolio of the Trust under the terms of an investment advisory agreement dated as of July 22, 1993 (the "Current Agreement"). The New Agreement differs from the Current Agreement, as amended, primarily in two respects: (i) the New Agreement provides for a different fee structure and (ii) the New Agreement allows the Trust to contract with third parties and pay them for non-advisory services currently required to be provided by Alliance and its affiliates. It is currently expected that, initially, accounting services would be the only non-advisory services separately contracted for by the Trust and that such accounting services would be rendered at an aggregate annual cost to the Trust of approximately $750,000.

   Under the New Agreement, each Portfolio available through Equitable's Members Retirement Program would pay Alliance a monthly fee at an annual rate calculated as a percentage of each Portfolio's average daily net assets:

                           AVERAGE DAILY NET ASSETS

                            FIRST $750      NEXT $750       NEXT $1       NEXT $2.5
                             MILLION         MILLION        BILLION        BILLION       THEREAFTER
                         --------------  --------------  ------------  --------------  ------------
Global .................      0.675%          0.600%         0.550%         0.530%         0.520%
Growth Investors .......      0.550%          0.500%         0.450%         0.425%         0.400%
Conservative Investors        0.475%          0.425%         0.375%         0.350%         0.325%

   The foregoing supersedes the table contained under the heading "Management of the Trust -- The Investment Adviser" in the Prospectus.

   Under the New Agreement, and based on Portfolio asset levels as of September 30, 1996, (a) annual advisory fees paid by the Global and Growth Investors Portfolios would increase and (b) annual advisory fees paid by the Conservative Investors Portfolio would decrease. All Portfolios would be expected to bear additional costs for accounting services as described above.

   The table below illustrates the effect that the proposed changes (including the increased cost of accounting services) would have on the Portfolios assuming average net assets at levels equal to assets as of September 30, 1996:

                                                SEPTEMBER 30, 1996
                         --------------------------------------------------------------
                            ASSETS     CURRENT ANNUAL EXPENSES  PROPOSED ANNUAL EXPENSES
                          (MILLIONS)   (AS A PERCENTAGE OF NET  (AS A PERCENTAGE OF NET
NAME OF PORTFOLIO         (UNAUDITED)          ASSETS)                  ASSETS)
-----------------------  -----------  -----------------------  ------------------------
Global .................   $  910.8             0.594%                   0.733%
Growth Investors .......    1,203.9             0.558%                   0.573%
Conservative Investors        275.8             0.588%                   0.525%

                            THE HUDSON RIVER TRUST

                      SUPPLEMENT DATED DECEMBER 16, 1996
                                      TO
                         PROSPECTUS DATED MAY 1, 1996
                         RELATING TO CLASS IA SHARES

   NEW ADVISORY AGREEMENT. On December 13, 1996, the Board of Trustees ("Trustees") of The Hudson River Trust (the "Trust") approved a new investment advisory agreement ("New Agreement"), which will effectively change the fees paid to Alliance Capital Management L.P. ("Alliance") for management of the various portfolios which comprise the Trust (the "Portfolios"). The implementation of the New Agreement is subject to shareholder approval, and, if so approved, would become effective on or about May 1, 1997.

   Alliance currently serves as the investment adviser to each Portfolio of the Trust under the terms of an investment advisory agreement dated as of July 22, 1993 (the "Current Agreement"). The New Agreement differs from the Current Agreement, as amended, primarily in two respects: (i) the New Agreement provides for a different fee structure and (ii) the New Agreement allows the Trust to contract with third parties and pay them for non-advisory services currently required to be provided by Alliance and its affiliates. It is currently expected that, initially, accounting services would be the only non-advisory services separately contracted for by the Trust and that such accounting services would be rendered at an aggregate annual cost to the Trust of approximately $750,000.

   Under the New Agreement, each Portfolio available through your Equitable variable annuity contract would pay Alliance a monthly fee at an annual rate calculated as a percentage of each Portfolio's average daily net assets:

                           AVERAGE DAILY NET ASSETS

                            FIRST $750      NEXT $750       NEXT $1       NEXT $2.5
                             MILLION         MILLION        BILLION        BILLION       THEREAFTER
                         --------------  --------------  ------------  --------------  ------------
International ..........      0.900%          0.825%         0.800%         0.780%         0.770%
Global .................      0.675%          0.600%         0.550%         0.530%         0.520%
Growth & Income ........      0.550%          0.525%         0.500%         0.480%         0.470%
Growth Investors .......      0.550%          0.500%         0.450%         0.425%         0.400%
Conservative Investors        0.475%          0.425%         0.375%         0.350%         0.325%
High Yield .............      0.600%          0.575%         0.550%         0.530%         0.520%
Quality Bond ...........      0.525%          0.500%         0.475%         0.455%         0.445%
Intermediate Govt ......      0.500%          0.475%         0.450%         0.430%         0.420%
Equity Index ...........      0.325%          0.300%         0.275%         0.255%         0.245%
Money Market ...........      0.350%          0.325%         0.300%         0.280%         0.270%

   The foregoing supersedes the table contained under the heading "Management of the Trust -- The Investment Adviser" in the Prospectus.

   Under the New Agreement, and based on Portfolio asset levels as of September 30, 1996, (a) annual advisory fees paid by the Global, Growth Investors and High Yield Portfolios would increase, (b) annual advisory fees paid by the Conservative Investors, Quality Bond, Equity Index and Money Market Portfolios would decrease and (c) annual advisory fees paid by the International, Growth & Income and Intermediate U.S. Government Securities Portfolios would remain the same. All Portfolios would be expected to bear additional costs for accounting services as described above.

   The table below illustrates the effect that the proposed changes (including the increased cost of accounting services) would have on the Portfolios assuming average net assets at levels equal to assets as of September 30, 1996:

                                                SEPTEMBER 30, 1996
                         --------------------------------------------------------------
                            ASSETS     CURRENT ANNUAL EXPENSES  PROPOSED ANNUAL EXPENSES
                          (MILLIONS)   (AS A PERCENTAGE OF NET  (AS A PERCENTAGE OF NET
NAME OF PORTFOLIO         (UNAUDITED)          ASSETS)                  ASSETS)
-----------------------  -----------  -----------------------  ------------------------
International ..........   $  125.8             0.980%                   0.988%
Global .................      910.8             0.594%                   0.733%
Growth & Income ........      183.0             0.576%                   0.591%
Growth Investors .......    1,203.9             0.558%                   0.573%
Conservative Investors        275.8             0.588%                   0.525%
High Yield .............      176.2             0.588%                   0.654%
Quality Bond ...........      173.7             0.589%                   0.580%
Intermediate US Govt  ..       83.8             0.562%                   0.586%
Equity Index ...........      346.5             0.385%                   0.372%
Money Market ...........      362.1             0.430%                   0.392%

                                2